Note 9 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Year Ended December 31, 2013	Year Ended December 31, 2012
Income tax benefit attributable to:
Net operating loss	$ (65,530)	$ (127,814)
Common stock issued for services	-	-
Change in valuation allowance	65,530	127,814
Net refundable amount	$ -	$ -

The cumulative tax effect at the expected rate of 34 percent of significant items comprising our net deferred tax amount is as follows:

	December 31, 2013	December 31, 2012
Deferred tax asset attributable to:
Net operating loss carry forwards	$ (1,699,118)	$ (1,633,588)
Common stock issued for services	184,072	184,072
Valuation allowance	1,515,045	1,449,516
Net deferred tax asset	$ -	$ -